Income Taxes - Schedule of Deferred Income Tax Assets and Liabilities (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Other Asset assets:
Deferred tax assets	$ 4,698,955	$ 661,904
Valuation allowance	(4,698,955)
Net deferred tax asset		661,904
Deferred tax liabilities		(423,413)
Net deferred tax assets and liabilities		$ 238,491